INVESTMENT IN AN EQUITY SECURITY (Tables)	12 Months Ended
Dec. 31, 2023
Seamless Group Inc. [Member]
SCHEDULE OF INVESTMENT IN AN EQUITY SECURITY	Investment in an unquoted equity security as of December 31, 2023 and 2022 consisted of the following:
		December 31,
		2023	2022
		US$	US$

K Hub	0.54%	100,000	100,000